Income Taxes (Tables)	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Schedule of Consolidated Income Tax Benefit (Expense)
The components of the Company’s Income (loss) before income taxes are as follows:

	Year ended December 31,
(in thousands)	2025	2024	2023
United States	$(223,032)	$(325,280)	$(197,191)
Foreign	19	(7)	56
Income (loss) before income taxes	$(223,013)	$(325,287)	$(197,135)
The Company conducts most of its operations through GREC, its wholly owned subsidiary that is taxable as a corporation. The Company’s consolidated Benefit from income taxes consists of the following:

	Year ended December 31,
(in thousands)	2025	2024	2023
Current (benefit) income tax provision:
Federal	$—	$—	$—
State	—	—	—
Foreign	3	—	—
Current (benefit) provision for income taxes	$3	$—	$—
Deferred (benefit) income tax provision:
Federal	$(643)	$(20,189)	$(19,269)
State	(7,486)	813	(2,290)
Foreign	2	(2)	11
Deferred (benefit) provision for income taxes	$(8,127)	$(19,378)	$(21,548)
Total (benefit) provision for income taxes	$(8,124)	$(19,378)	$(21,548)
The following table presents the Company’s consolidated income tax benefit (expense) as well as the effective tax rates for the following periods:

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2026	2025	2026	2025
Income tax (expense) benefit	$998	$(3,317)	$(5,175)	$7,057
Effective tax rate	2.6%	(10.3)%	(8.6)%	8.7%